Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities
Schedule of other liabilities

	12/31/2016	12/31/2017

Sundry creditors	3,637	3,493
Cash balances undrawn	5,988	5,167
Cash-settled share-based payments	534	784
Accrued personnel obligations	1,561	2,211
Other obligations	1,395	1,735
Credit and debit card operation balances	1,283	1,690
	14,398	15,080